Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit of the period	$ 6,114	$ 2,202	$ 10,414
Other comprehensive income/(loss): items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	504	(263)	(182)
Other comprehensive income/(loss) that will not be reclassified to profit or loss, net of tax	504	(263)	(182)
Other comprehensive income/(loss): items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(4,681)	(10,951)	947
Effective portion of changes in fair value of net investment hedges	156	479	(157)
Cash flow hedges recognized in equity	1,060	739	182
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		426
Cash flow hedges reclassified from equity to profit or loss	(920)	(533)	(292)
Other comprehensive income/(loss) that will be reclassified to profit or loss net of tax	(4,385)	(9,841)	680
Other comprehensive income/(loss), net of tax	(3,881)	(10,104)	498
Total comprehensive income/(loss)	2,233	(7,901)	10,912
Attributable to:
Equity holders of AB InBev	934	(8,156)	10,044
Non-controlling interest	$ 1,299	$ 255	$ 867